Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Profit for the year	$ 4,954,435	$ 3,951,163	$ 3,819,520
Adjustments for:
Deferred income tax recognized in profit or loss	(627,090)	382,904	192,070
Current income tax recognized in profit or loss	1,711,534	1,260,529	1,488,490
Depreciation	1,075,788	925,748	769,270
Goodwill impairment loss	0	0	38,619
Loss (gain) on disposal of plant and equipment	41,890	(157,245)	90,279
Interest income	(857,109)	(646,334)	(489,934)
Interest expense	255,997	172,154	147,292
Unrealized foreign exchange loss on loans	82,600	270,850	33,300
Subtotal	6,638,045	6,159,769	6,088,906
Derivative financial instruments	15,129	(7,064)	5,425
Accounts receivable, net	162,906	(1,144,991)	521,603
Due from related parties	3,967	1,154	(3,518)
Inventories	(461,783)	(562,905)	(448,404)
Current and non-current biological assets	70,941	(539,395)	(256,969)
Prepaid expenses and other current assets	875,307	82,324	(401,711)
Assets held for sale	7,205	3,320	(1,465)
Trade payable and other accounts payable	(350,299)	(43,707)	629,631
Due to related parties	(134,714)	24,338	38,595
Income taxes paid	(1,405,256)	(997,028)	(2,087,286)
Employee benefits	57,946	34,801	43,375
Net cash provided by operating activities	5,479,394	3,010,616	4,128,182
Cash flows from investing activities:
Payments for acquisition of property, plant and equipment	(2,126,361)	(2,792,252)	(1,909,771)
Proceeds from sale of plant and equipment	35,175	278,340	71,427
Restricted cash	(24,058)	(19,236)	(25,771)
Investment in securities at fair value through profit or loss	(157,549)	272,322	(317,030)
Other assets	2,125	4,583	(55,698)
Interest collected	857,109	646,334	489,934
Bussiness acquisition including advance payment	(2,494,862)	0	(190,595)
Loans granted to related parties	0	0	(189,075)
Collection of principal of loans granted to related parties	144,562	44,513	0
Net cash used in investing activities	(3,763,859)	(1,565,396)	(2,126,579)
Cash flows from financing activities:
Payment for repurchase of shares	(1,800)	(4,157)	(40,612)
Proceeds from issuance of repurchased shares	0	5,224	54,289
Dividends paid	(780,000)	(779,960)	(899,162)
Dividends paid to non-controlling interest	(1,081)	(1,114)	(878)
Proceeds from borrowings	5,378,915	2,320,500	3,903,200
Principal payment on loans	(4,246,100)	(2,670,474)	(2,231,596)
Interest paid	(255,997)	(172,154)	(147,292)
Net cash provided by (used in) financing activities	93,937	(1,302,135)	637,949
Net increase in cash and cash equivalents	1,809,472	143,085	2,639,552
Cash and cash equivalents at January 1	14,661,968	14,020,491	11,028,054
Effect of exchange rate fluctuations on cash and cash equivalents	(383,230)	498,392	352,885
Cash and cash equivalents at December 31	$ 16,088,210	$ 14,661,968	$ 14,020,491